Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Change in fair value of available-for-sale investment, tax	¥ 0	¥ 0	¥ 312,320
Disposal of available-for-sale investment, tax	¥ 0	¥ 0	¥ 326,553